SHARE-BASED PAYMENTS - Additional Information (Details) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Jul. 31, 2021 shares $ / shares	Jul. 31, 2021 shares € / shares	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2022 USD ($) shares $ / shares	Dec. 31, 2021 USD ($) shares $ / shares	Jun. 30, 2021 USD ($)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Granted (in shares) | shares			359,666	875,544	4,186,770
Holding period	3 years	3 years
Weighted average remaining contractual life for options and warrants issued as share based payments			6 years 11 months 26 days	8 years 3 days	8 years 11 months 23 days
Expected volatility, share options granted	55.00%	55.00%
Risk free interest rate, share options granted	1.24%	1.24%
Holding restriction discount rate share options granted	20.00%	20.00%
Expected weighted average time to vest	6 years 7 months 13 days	6 years 7 months 13 days
Exercise price of share options granted (in usd per share) | $ / shares	$ 8.00
Share price used to determine weighted average fair value (in usd per share) | $ / shares	1.92
Warrant fair value per share (in dollars per share) | (per share)	$ 4.43	€ 3.66
Warrants expected life	3 years 4 months 24 days	3 years 4 months 24 days
Warrants exercise price per share (in usd per share) | (per share)	$ 3.65	€ 3.01
Share price (in usd per share) | (per share)	$ 8.64	€ 7.13
Share warrants repurchased (in shares) | shares				200,000
Warrants repurchased | $			$ 0	$ (800)	$ 0
Repurchase of warrant | $				(800)
Unrecognized expense from share-based payment | $			$ 2,850	$ 2,980
Expected unvested stock options | shares			920,197	1,079,651
Weighted-average remaining period			5 years 9 months 18 days	6 years 4 months 28 days
Volatility (10% movement)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Significant unobservable input, entity's own equity instruments	0.60	0.60
Risk Free Rate
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Significant unobservable input, entity's own equity instruments	0.0051	0.0051
Liability classified warrants' expense
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Warrant liability | $						$ 869
RETAINED EARNINGS
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Repurchase of warrant | $				$ 212
Minimum
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise prices for options and warrants issued as share based payment (in usd per share) | $ / shares			$ 3.52	$ 7.53	$ 8.00
Maximum
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise prices for options and warrants issued as share based payment (in usd per share) | $ / shares			$ 14.71	$ 11.68	$ 14.71
2020 Stock Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Maximum instruments available for grants (in shares) | shares			2,905,535
Annual increase, percentage			2.00%
Granted (in shares) | shares					605,000
Plan and Founders Award
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Granted (in shares) | shares	4,056,770	4,056,770	359,666	875,544	4,186,770
Restricted shares expense
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based payment arrangement, award vesting period			1 year
Restricted shares expense | Minimum
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise prices for options and warrants issued as share based payment (in usd per share) | $ / shares			$ 8.97	$ 7.53	$ 8.00
Share-based payment arrangement, award vesting period				1 year
Restricted shares expense | Maximum
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise prices for options and warrants issued as share based payment (in usd per share) | $ / shares			$ 13.19	$ 11.68	$ 14.71
Share-based payment arrangement, award vesting period				3 years